Owners' Capital/Partners' Equity - Series A Preference Units (Details) - Preference units - $ / shares			12 Months Ended
	Jun. 15, 2017	May 15, 2017	Dec. 31, 2017
Owners' Capital/Partners' Equity
Liquidation preference per unit	$ 25.00
Distribution rate	8.625%	8.625%
Variable rate after June 15, 2027			6.31%